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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor,

Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

Russell Investment Company

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1. Reports to Stockholders

2012 SEMI-ANNUAL REPORT

LifePoints® Funds

Target Distribution Strategies

JUNE 30, 2012

FUND

2017 Retirement Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on two of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Semi-annual Report

June 30, 2012 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2012	$1,000.00	$1,000.00
Ending Account Value
June 30, 2012	$1,029.40	$1,022.28
Expenses Paid During Period*	$2.62	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 102.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 13.6%
Russell U.S. Core Equity Fund	3,846	111
Russell U.S. Quantitative Equity Fund	3,225	103
Russell U.S. Small Cap Equity Fund	2,204	52

		266

Fixed Income - 66.2%
Russell Global Opportunistic Credit Fund	3,549	37
Russell Investment Grade Bond Fund	14,507	329
Russell Short Duration Bond Fund	15,545	302
Russell Strategic Bond Fund	56,873	631

		1,299

International Equities - 16.5%
Russell Emerging Markets Fund	3,004	50
Russell Global Equity Fund	12,345	103
Russell International Developed Markets Fund	6,173	170

		323

Real Assets - 5.7%
Russell Commodity Strategies Fund	4,878	44
Russell Global Infrastructure Fund	2,808	30
Russell Global Real Estate Securities Fund	1,020	38

		112

Total Investments - 102.0% (identified cost $1,895)		2,000

Other Assets and Liabilities, Net - (2.0%)		(39)

Net Assets - 100.0%		1,961

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Categories	% of Net Assets

Domestic Equities	13.6
Fixed Income	66.2
International Equities	16.5
Real Assets	5.7

Total Investments	102.0
Other Assets and Liabilities, Net	(2.0)

100.0

See accompanying notes which are an integral part of the financial statements.

4	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$1,895
Investments, at market	2,000
Receivables:
From affiliates	9

Total assets	2,009

Liabilities
Payables:
Accrued fees to affiliates	1
Other accrued expenses	47

Total liabilities	48

Net Assets	$1,961

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$11
Accumulated net realized gain (loss)	(154)
Unrealized appreciation (depreciation) on investments	105
Shares of beneficial interest	3
Additional paid-in capital	1,996

Net Assets	$1,961

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$6.31
Maximum offering price per share (Net asset value plus sales charge of 5.75%):	$6.69
Net assets	$1,960,926
Shares outstanding ($.01 par value)	310,702

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$16

Expenses
Advisory fees	2
Administrative fees	1
Custodian fees	7
Distribution fees	2
Transfer agent fees	2
Professional fees	18
Registration fees	12
Trustees’ fees	—	*
Printing fees	6
Miscellaneous	6

Expenses before reductions	56
Expense reductions	(51)

Net expenses	5

Net investment income (loss)	11

Net Realized and Unrealized Gain (Loss)
Net change in unrealized appreciation (depreciation) on investments	49

Net realized and unrealized gain (loss)	49

Net Increase (Decrease) in Net Assets from Operations	$60

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11	$43
Net change in unrealized appreciation (depreciation)	49	(105)

Net increase (decrease) in net assets from operations	60	(62)

Distributions
From net investment income	—	(43)
From return of capital	—	(185)

Net decrease in net assets from distributions	—	(228)

Share Transactions
Net increase (decrease) in net assets from share transactions	(114)	504

Total Net Increase (Decrease) in Net Assets	(54)	214

Net Assets
Beginning of period	2,015	1,801

End of period	$1,961	$2,015

Undistributed (overdistributed) net investment income included in net assets	$11	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period		$ Net Investment Income (Loss)(a)(b)(g)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital	$ Distributions in Excess
June 30, 2012(3)	6.13		.03	.15	.18	—	—	—	—
December 31, 2011	7.08		.17	(.42)	(.25)	(.13)	—	(.57)	—
December 31, 2010	7.04		.17	.57	.74	(.17)	—	(.36)	(.17)
December 31, 2009	6.34		.31	1 .09	1.40	(.27)	—	(.43)	—
December 31, 2008(2)	7.08		.08	(.12)	(.04)	(.12)	—	(.58)	—
October 31, 2008(1)	10.90	*	.17	(3.99)*	(3.82)*	—	—	—	—

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)
—	6.31	2.94	1,961	5.64	.52	.54	21
(.70)	6.13	(3.47)	2,015	5.95	.52	2.39	139
(.70)	7.08	10.55	1,801	5.80	.52	2.57	261
(.70)	7.04	22.10	1,216	8.01	.54	4.41	86
(.70)	6.34	(.42)	683	26.38	.47	1.09	6
—	7.08	(35.05)	735	15.46	.29	1.85	188

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Shareholder Expense Example — June 30, 2012 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2012 to June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value January 1, 2012	$1,000.00	$1,000.00
Ending Account Value June 30, 2012	$1,033.00	$1,023.52
Expenses Paid During Period*	$1.36	$1.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

10	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.7%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 12.2%
Russell U.S. Core Equity Fund	7,165	206
Russell U.S. Quantitative Equity Fund	5,975	192
Russell U.S. Small Cap Equity Fund	4,127	97

		495

Fixed Income - 68.4%
Russell Global Opportunistic Credit Fund	6,418	67
Russell Investment Grade Bond Fund	31,081	704
Russell Short Duration Bond Fund	33,479	651
Russell Strategic Bond Fund	122,140	1,356

		2,778

International Equities - 15.0%
Russell Emerging Markets Fund	5,773	97
Russell Global Equity Fund	23,260	193
Russell International Developed Markets Fund	11,624	319

		609

Real Assets - 5.1%
Russell Commodity Strategies Fund	9,065	82
Russell Global Infrastructure Fund	5,211	55
Russell Global Real Estate Securities Fund	1,873	70

		207

Total Investments - 100.7%
(identified cost $3,859)		4,089

Other Assets and Liabilities, Net - (0.7%)		(27)

Net Assets - 100.0%		4,062

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Categories	% of Net Assets

Domestic Equities	12.2
Fixed Income	68.4
International Equities	15.0
Real Assets	5.1

Total Investments	100.7
Other Assets and Liabilities, Net	(0.7)

100.0

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	11

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$3,859
Investments, at market	4,089
Receivables:
From affiliates	12
Prepaid expenses	2

Total assets	4,103

Liabilities
Payables:
Accrued fees to affiliates	1
Other accrued expenses	40

Total liabilities	41

Net Assets	$4,062

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$31
Accumulated net realized gain (loss)	(64)
Unrealized appreciation (depreciation) on investments	230
Shares of beneficial interest	6
Additional paid-in capital	3,859

Net Assets	$4,062

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$6.58
Net assets	$4,061,794
Shares outstanding ($.01 par value)	616,869

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

12	Statement of Assets and Liabilities

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Statement of Operations — For the Period Ended June 30, 2012 (Unaudited)

Amounts in thousands

Investment Income
Income distribution from Underlying Funds	$37

Expenses
Advisory fees	5
Administrative fees	1
Custodian fees	7
Transfer agent fees	4
Professional fees	20
Registration fees	11
Trustees’ fees	— *
Printing fees	13
Miscellaneous	6

Expenses before reductions	67
Expense reductions	(61)

Net expenses	6

Net investment income (loss)	31

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(11)
Net change in unrealized appreciation (depreciation) on investments	121

Net realized and unrealized gain (loss)	110

Net Increase (Decrease) in Net Assets from Operations	$141

*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations	13

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Statements of Changes in Net Assets

Amounts in thousands	Period Ended June 30, 2012 (Unaudited)	Fiscal Year Ended December 31, 2011

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$31	$96
Net realized gain (loss)	(11)	(8)
Net change in unrealized appreciation (depreciation)	121	(165)

Net increase (decrease) in net assets from operations	141	(77)

Distributions
From net investment income	—	(87)
From net realized gain	—	(9)
From return of capital	—	(412)

Net decrease in net assets from distributions	—	(508)

Share Transactions
Net increase (decrease) in net assets from share transactions	(548)	1,989

Total Net Increase (Decrease) in Net Assets	(407)	1,404

Net Assets
Beginning of period	4,469	3,065

End of period	$4,062	$4,469

Undistributed (overdistributed) net investment income included in net assets	$31	$—

See accompanying notes which are an integral part of the financial statements.

14	Statements of Changes in Net Assets

(This page intentionally left blank)

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Financial Highlights

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period		$ Net Investment Income (Loss)(a)(b)(g)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital	$ Distributions in Excess
June 30, 2012(3)	6.37		.04	.17	.21	—	—	—	—
December 31, 2011	7.23		.21	(.35)	(.14)	(.13)	(.01)	(.58)	—
December 31, 2010	7.15		.22	.57	.79	(.20)	(.09)	(.30)	(.12)
December 31, 2009	6.51		.34	1.01	1.35	(.26)	—	(.45)	—
December 31,2008(2)	7.24		.08	(.11)	(.03)	(.09)	—	(.61)	—
October 31, 2008(1)	11.19	*	.12	(4.07)*	(3.95)*	—	—	—	—

See accompanying notes which are an integral part of the financial statements.

16	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)
—	6.58	3.30	4,062	2.95	.27	0.68	17
(.72)	6.37	(1.87)	4,469	3.60	.27	2.96	147
(.71)	7.23	11.18	3,065	4.21	.27	3.02	254
(.71)	7.15	20.71	2,357	5.31	.30	4.77	101
(.70)	6.51	(.42)	1,043	25.68	.19	1.18	12
—	7.24	(35.23)	927	14.96	.05	1.34	217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	17

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Highlights — June 30, 2012 (Unaudited)

(1)	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(3)	For the period ended June 30, 2012 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front end sales charge.
(f)	The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(g)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”) and/or Russell Fund Services Company (“ RFSC”).
*	The Funds effected a reverse share split on March 27, 2008. This reverse share split was not reflected retroactively to the beginning of the period ended October 31, 2008 in the Funds’ financial statements for the periods ended October 31, 2008 and December 31, 2008. Net Asset Value, Beginning of Period, Net Realized and Unrealized Gain (Loss) and Total Income (Loss) from Operations for the period ended October 31, 2008 have been restated to retroactively reflect the reverse share split.

18	Notes to Financial Highlights

See accompanying notes which are an integral part of the financial statements.

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements — June 30, 2012 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on two of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small Cap Equity, Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Strategic Bond, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets, Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (domestic equities, fixed income, international equities, real assets and short-term investments) is represented by one or more Underlying Funds. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments.

Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended June 30, 2012 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Notes to Financial Statements	19

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company and distributes all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At June 30, 2012, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for fiscal years ending December 31, 2008 through December 31, 2010, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Counterparty and Credit Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

20	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

3.	Investment Transactions

Securities

During the period ended June 30, 2012, purchases and sales of the Underlying Funds were as follows:

	Purchases	Sales

2017 Retirement Distribution Fund - A Shares	$423,147	$507,118
2017 Retirement Distribution Fund - S Shares	761,973	1,273,875

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Russell Investment Management Company (“RIMCo”) advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees incurred by the Funds for the period ended June 30, 2012.

	Advisory	Administrative

2017 Retirement Distribution Fund - A Shares	$2,006	$502
2017 Retirement Distribution Fund - S Shares	4,573	1,143

Waivers and Reimbursements

For the 2017 Retirement Distribution Fund — A Shares, RIMCo has contractually agreed, until April 29, 2013, to waive up to the full amount of the Fund’s 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis.

For the 2017 Retirement Distribution Fund — S Shares, RIMCo has contractually agreed, until April 29, 2013, to waive up to the full amount of the Fund’s 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis.

These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.

For the period ended June 30, 2012, the fees waived and reimbursed by RIMCo were as follows:

	Waiver	Reimbursement	Total

2017 Retirement Distribution Fund - A Shares	$2,006	$49,396	$51,402
2017 Retirement Distribution Fund - S Shares	4,573	56,613	61,186

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

RFSC is the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees paid for the Funds presented herein for the period ended June 30, 2012 were as follows:

Amount

2017 Retirement Distribution Fund - A Shares	$1,796
2017 Retirement Distribution Fund - S Shares	4,109

Distributor

Russell Financial Services, Inc. (the “Distributor”), a wholly-owned subsidiary of RIMCo, is the distributor for the Investment Company, pursuant to a distribution agreement with the Investment Company.

Notes to Financial Statements	21

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plan for sales support services provided, and related expenses incurred that are primarily intended to result in the sale of the Class A Shares subject to the Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions. No reimbursements were required during the period as the charges did not exceed 7.25% of total gross sales.

For the period ended June 30, 2012, the sales commissions paid to selling agents for the sale of Class A Shares were as follows:

	Aggregate Front- End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

2017 Retirement Distribution Fund - A Shares	$4,822	$742

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2012 were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Administration fees	$80	$182
Distribution fees	396	—
Transfer agent fees	287	653
Trustee fees	23	—

	$786	$835

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $75,000 per year; each of its interested Trustees a retainer of $65,000 per year; and each trustee $7,000 for each regularly scheduled meeting attended in person, $3,500 for each special meeting and the Annual 38a-1 meeting attended in person and for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending the committee meeting by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $75,000. Ms. Cavanaugh is not compensated by the Russell Fund Complex for her service as Trustee.

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control. Transactions during the period ended June 30, 2012, with Underlying Funds which are an affiliated company, are as follows:

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions

2017 Retirement Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$111	$54	$19	$—	$—
Russell U.S. Quantitative Equity Fund	103	50	18	—	—
Russell U.S. Small Cap Equity Fund	52	25	9	—	—
Russell Global Opportunistic Credit Fund	37	18	7	—	—
Russell Investment Grade Bond Fund	329	13	97	—	3

22	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions

Russell Short Duration Bond Fund	$302	$13	$92	$—	$3
Russell Strategic Bond Fund	631	27	195	—	9
Russell Emerging Markets Fund	50	24	7	—	—
Russell Global Equity Fund	103	52	16	—	—
Russell International Developed Markets Fund	170	88	27	—	—
Russell Commodity Strategies Fund	44	26	7	—	—
Russell Global Infrastructure Fund	30	15	5	—	—
Russell Global Real Estate Securities Fund	38	18	8	—	1

	$2,000	$423	$507	$—	$16

2017 Retirement Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$206	$92	$57	$(2)	$—
Russell U.S. Quantitative Equity Fund	192	84	54	(1)	—
Russell U.S. Small Cap Equity Fund	97	42	25	(1)	—
Russell Global Opportunistic Credit Fund	67	31	23	—	—
Russell Investment Grade Bond Fund	704	34	238	2	8
Russell Short Duration Bond Fund	651	34	215	2	7
Russell Strategic Bond Fund	1,356	66	466	3	21
Russell Emerging Markets Fund	97	40	19	(2)	—
Russell Global Equity Fund	193	88	48	(3)	—
Russell International Developed Markets Fund	319	151	80	(6)	—
Russell Commodity Strategies Fund	82	45	23	(3)	—
Russell Global Infrastructure Fund	55	25	15	—	—
Russell Global Real Estate Securities Fund	70	30	22	—	1

	$4,089	$762	$1,285	$(11)	$37

5.	Federal Income Taxes

At December 31, 2011, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

		No Expiration
Funds	12/31/2015	Short-term	Long-term	Totals

2017 Retirement Distribution Fund - A Shares	$126,925	$—	$—	$126,925

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses, incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Cost of Investments	$1,907,084	$3,871,680

Unrealized Appreciation	$104,611	$240,183
Unrealized Depreciation	(12,038)	(22,558)

Net Unrealized Appreciation (Depreciation)	$92,573	$217,625

As permitted by tax regulations, the funds intend to defer a net realized capital loss incurred from November 1, 2011 to December 31, 2011, and treat is as arising in the fiscal year 2012. As of December 31, 2011, the Funds had realized a capital losses as follows:

Fund
2017 Retirement Distribution Fund - A shares	$11,020
2017 Retirement Distribution Fund - S shares	$33,066

Notes to Financial Statements	23

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended June 30, 2012 and December 31, 2011 were as follows:

	Shares		Dollars
	2012	2011	2012	2011

2017 Retirement Distribution Fund - A Shares
Proceeds from shares sold	16	137	$102	$943
Payments for shares redeemed	(34)	(62)	(216)	(439)

Total increase (decrease)	(18)	75	$(114)	$504

2017 Retirement Distribution Fund - S Shares
Proceeds from shares sold	32	355	$207	$2,537
Payments for shares redeemed	(116)	(78)	(755)	(548)

Total increase (decrease)	(84)	277	$(548)	$1,989

7.	Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended June 30, 2012, the Funds presented herein did not borrow or loan through the interfund lending program.

8.	Record Ownership

As of June 30, 2012, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%

2017 Retirement Distribution Fund - A Shares	1	15.8

9.	Subsequent Events

Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments to the financial statements or additional disclosures.

As of August 15, 2012, the Funds changed their asset allocations to new target allocations. The Russell U.S. Dynamic Equity Fund (formerly the Russell U.S. Growth Fund) was added to the the Funds allocations as part of the new target allocations. In addition, two of the Underlying Funds in the new allocations changed as described below.

Effective August 15, 2012, the Russell U.S. Quantitative Equity Fund changed its investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. The Fund was renamed the Russell U.S. Defensive Equity Fund.

Effective August 15, 2012, the Russell U.S. Growth Fund changed its investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. The Fund was renamed the Russell U.S. Dynamic Equity Fund.

24	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) in which the Funds invest (the “Underlying Funds”) at a meeting held in person on April 24, 2012 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts, and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 16, 2012, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. The Independent Trustees also met in person on April 23, 2012, in executive session with their independent counsel, to review additional Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered RIMCo’s advice that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo managed directly a portion of one Underlying Fund’s assets employing a “select holdings strategy,” as described below, during 2011 and a portion of 2012, and generally directly manages the investment of each Underlying Fund’s cash. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. RIMCo may also manage a Fund’s assets to manage risk in the Fund’s investment portfolio. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund

Basis for Approval of Investment Advisory Contracts	25

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment advisory or security selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and any fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIMCo the impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing investment advisory and other services to the Funds since 2011 to the date of the Agreement Evaluation Meeting. At the Agreement Evaluation Meeting, RIMCo assured the Board that such changes have not resulted and are not expected to result in any diminution in the nature, scope or quality of the investment advisory or other services provided to the Funds or the Underlying Funds. The Board also discussed the impact of organizational changes on the compliance programs of the Funds, the

26	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Underlying Funds and RIMCo with the Funds’ Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted in any diminution in the scope and quality of the compliance programs of the Funds or the Underlying Funds.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed a portion—up to 10%—of the assets of the RIC Russell U.S. Core Equity Fund (the “Participating Underlying Fund”) utilizing a select holdings strategy (the “select holdings strategy”) during 2011 and a portion of 2012, the actual allocation being determined by the Participating Underlying Fund’s RIMCo portfolio manager. The Board considered that the select holdings strategy utilized by RIMCo in managing such assets for the Participating Underlying Fund was designed to increase the Participating Underlying Fund’s exposure to stocks that were viewed as attractive by multiple Money Managers of the Participating Underlying Fund. The select holdings strategy was discontinued during 2012 with respect to the Participating Underlying Fund. The Board considered the impact of the select holdings strategy upon the investment results of the Participating Underlying Fund. The Board also considered that during the periods that the select holdings strategy was utilized for the Participating Underlying Fund, RIMCo was not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy was employed and that the profits derived by RIMCo generally, and from the Participating Underlying Fund consequently, may have increased incrementally. The Board, however, further considered RIMCo’s advice that it paid certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurred additional costs in carrying out the select holdings strategy; the limited amount of assets that were managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment Advisory Fees paid by the Participating Underlying Fund were not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

With respect to the Funds’ Advisory Fees, the Third-Party Information did not provide a ranking of the Advisory Fees on a contractual basis but showed that the Advisory Fee for each Fund was ranked in the first quintile of its Expense Universe on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds). The comparisons were based upon the latest fiscal years for the Expense Universe Funds. In assessing the Funds’ Advisory Fees (and the Underlying Funds’ Advisory Fees), the Board has focused on actual Advisory Fees.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers. RIMCo expressed the view that Advisory Fees should be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board, however, considered each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board noted that these Funds have very low assets under management and have substantial caps, waivers and reimbursements in place. The Board, therefore, determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon net asset flows since inception and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds, the Underlying Funds and other RIC funds under the Board’s supervision, are lower, and, in some cases, may be

Basis for Approval of Investment Advisory Contracts	27

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

substantially lower, than the rates paid by the RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Funds and the Underlying Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that none of the Funds had total expenses which were ranked better than the fifth quintile of its Expense Universe. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among funds in the Expense Universe. The Board considered RIMCo’s advice that the differential to the third quintile for each Fund is the result of the indirect expenses borne by the Funds as a result of their investment in the Underlying Funds. The Board also considered RIMCo’s advice that Funds with a higher allocation to equity Underlying Funds and, therefore, higher indirect expenses have the largest differential to the third quintile.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to the factors described above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large cash positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, but may enhance the Underlying Funds’ relative performance in a rising market.

With respect to the 2017 Retirement Distribution Fund — A Shares, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2011. With respect to the 2017 Retirement Distribution Fund — S Shares, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2011 and its performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2011. According to RIMCo, the Performance Universe for each of the Funds was small and concentrated among funds in five families (including the Funds’ family), with one of the other providers being dominant. Moreover, the investment strategies of the other constituent funds in the Performance Universes were significantly different from those of the Funds, including the 2017 Retirement Distribution Fund —A and S Shares. As a result, performance comparisons between the Funds and their Comparable Funds, including the 2017 Retirement Distribution Fund — A and S Shares and its Comparable Funds, were not meaningful, according to RIMCo.

The Board concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the periodically volatile capital market conditions since 2008.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be consistent with the interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

28	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ CCO regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate, although RIMCo noted its intentions to recommend terminations of some Money Managers at the Board’s May 2012 meeting in connection with planned changes to the investment programs of certain Underlying Funds. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Subsequent to the April 24, 2012 Agreement Evaluation Meeting, the Board of Trustees received proposals from RIMCo at a meeting held on May 22, 2012, to effect a money manager change for the Russell U.S. Quantitative Equity Fund, Russell Emerging Markets Fund, Russell International Developed Markets Fund, Russell Global Opportunistic Credit Fund, Russell Strategic Bond Fund, Russell Investment Grade Bond Fund and Russell Short Duration Bond Fund. In the case of each such proposed change, the Trustees approved the terms of the proposed portfolio management contract based substantially upon RIMCo’s recommendation to hire the Money Manager at the proposed fee rate; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; RIMCo’s explanation as to the lack of relevance of profitability to the evaluation of portfolio management contracts with money managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo’s awareness of the fees charged by the Money Manager to other clients; and RIMCo’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered. The Trustees also considered their findings at their April 24, 2012 Agreement Evaluation Meeting as to the reasonableness of the aggregate investment advisory fees paid by the Fund, and the fact that the aggregate investment advisory fees paid by the Fund would not increase as a result of the implementation of the proposed money manager change because the money managers’ investment advisory fee is paid by RIMCo.

Basis for Approval of Investment Advisory Contracts	29

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

30	Shareholder Requests for Additional Information

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers — June 30, 2012 (Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 38 funds, and Russell Investment Funds (“RIF”), which has 10 funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustee emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies and has been determined by the Board to be an “audit committee financial expert”; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
# Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/ Washington Mutual, Inc. • 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	48	None

##Daniel P. Connealy, Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	48	• Director, Gold Banc Corporation until 2006

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the funds and is therefore an Interested Trustee.
*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	31

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Kristianne Blake, Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	48

•  Director, Avista Corp (electric utilities);

•  Trustee, Principal Investors Funds (investment company);

•  Trustee, Principal Variable Contracts Funds (investment company)

•  Trustee, WM Group of Funds until 2006 (investment company)

Jonathan Fine, Born July 8, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	48	None

Raymond P. Tennison, Jr., Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None

*	Each Trustee is subject to mandatory retirement at age 72.

32	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jack R. Thompson, Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to September 2010 Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)

Julie W. Weston, Born October 2, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee since 2002	Appointed until successor is duly elected and qualified	• Retired • Chairperson of the Investment Committee until December 2009	48	None

*	Each Trustee is subject to mandatory retirement at age 72.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
** George F. Russell, Jr., Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

**	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	33

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2012 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers, Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees

• Chief Compliance Officer, RIC

• Chief Compliance Officer, RIF

• Chief Compliance Officer, RIMCo

• Chief Compliance Officer, RFSC

• Chief Compliance Officer, Russell Exchange Traded Funds Trust

• April 2002-May 2005, Manager, Global Regulatory Policy

Sandra Cavanaugh, Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees

• President and CEO, RIC and RIF

• Chairman of the Board, President and CEO, Russell Financial Services, Inc.

• Chairman of the Board, President and CEO, RFSC

• Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

• May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

• 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

• 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and Russell Exchange Traded Funds Trust

• Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

• Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, FRC • Chairman of the Board, President and CEO, RIMCo • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Mary Beth Rhoden, Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees

• 1999 to 2010 Assistant Secretary, RIC and RIF

• Associate General Counsel, FRC

• Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

• Secretary and Chief Legal Officer, RIC, RIF and Russell Exchange Traded Funds Trust

34	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustees

Sandra Cavanaugh

Daniel P. Connealy

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustee Emeritus

George F. Russell, Jr.

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Mary Beth Rhoden, Secretary

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, WA 98101

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

1301 Second Avenue

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

1200 Crown Colony Drive

CC1-5North

Quincy, MA 02169

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, WA 98101

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

1301 Second Avenue

Seattle, WA 98101

Money Managers of Underlying Funds as of June 30, 2012

Russell U.S. Core Equity Fund

BlackRock Capital Management, Inc., Wilmington, DE

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Lazard Asset Management, LLC, New York, NY

Schneider Capital Management Corporation, Wayne, PA

Snow Capital Management L.P., Sewickley, PA

Suffolk Capital Management, LLC, New York,

Sustainable Growth Advisers, LP, Stamford, CT

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

PanAgora Asset Management LLC, Boston, MA

Russell U.S. Small Cap Equity Fund

Chartwell Investment Partners, Berwyn, PA

ClariVest Asset Management LLC, San Diego, CA

DePrince, Race & Zollo, Inc., Winter Park, FL

EAM Investors, LLC, Cardiff-by-the-Sea, CA

Falcon Point Capital, LLC, San Francisco, CA

Huber Capital Management, LLC, Milwaukee, WI

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors, LLC, Minneapolis, MN

PEMM Capital Management Company, Inc. Philadelphia, PA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Russell International Developed Markets Fund

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

del Rey Global Investors, LLC, Los Angeles, CA

Driehaus Capital Management LLC, Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

Pzena Investment Management, LLC, New York, NY

William Blair & Company, LLC, Chicago, IL

Russell Global Equity Fund

GLG Inc., New York, NY

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Polaris Capital Management, LLC, Boston, MA

Sanders Capital, LLC, New York, NY

T. Rowe Price International, Inc., Baltimore, MD

Adviser, Money Managers and Service Providers	35

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Delaware Management Company, a Series of Delaware Management Business Trust, Philadelphia, PA

Genesis Asset Managers, LLP, Guernsey, Channel Islands

Harding Loevner LP, Somerville, NJ

Principal Global Investors, LLC, Des Moines, IA

UBS Global Asset Management (Americas) Inc., Chicago, IL

Victoria 1522 Investments, LP, San Francisco, CA

Russell Global Opportunistic Credit Fund

DDJ Capital Management, LLC, Waltham, MA

Oaktree Capital Management, L.P., Los Angeles, CA

Lazard Asset Management, LLC, New York, NY

Stone Harbor Investment Partners LP, New York, NY

Russell Strategic Bond Fund

Brookfield Investment Management Inc., New York, NY

Colchester Global Investors Limited, New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Wellington Management Company, LLP, Boston, MA

Russell Investment Grade Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Macro Currency Group — an investment group within Principal Global Investors LLC, Des Moines, IA*

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Wellington Management Company, LLP, Boston, MA

Russell Commodity Strategies Fund

Credit Suisse Asset Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

CoreCommodity Management, LLC (formerly, Jefferies Asset Management, LLC, Stamford, CT

Russell Global Infrastructure Fund

Cohen & Steers Capital Management, Inc., New York, NY

Macquarie Capital Investment LLC, New York, NY

Nuveen Asset Management, LLC (formerly FAF Advisors, Inc.) Chicago, IL

Russell Global Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

*

Principal Global Investors, LLC is the asset management arm of the Principal Financial Group® (The Principal®), which includes various member companies including Principal Global Investors, LLC. Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors, LLC.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

36	Adviser, Money Managers and Service Providers

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

36-08-243

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: August 31, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 31, 2012